Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of the Movement of Share-Based Payment Reserves

The movement of share-based payment reserves during the year is as follows:

Amount
USD

As at January 1, 2023	1,512,490
Share options exercised during the year	(919,916)
Reversal of prior provisions	(536,366)
Share-based payments expense during the year (note 8)	359,365
At December 31, 2023	415,573

Share options exercised during the year	(183,112)
Reversal of prior provisions	(167,840)
As at December 31, 2024	64,621

Schedule of Share Option Outstanding

Share options outstanding at the end of each year are the follows:

	2024	2023
	Shares options	Shares options

Opening balance as of January 1,	732,513	1,070,999
Granted during the year	-	217,001
Exercised during the year	(169,548)	(555,487)
Ending shares option as of December 31,	562,965	732,513

Schedule of Options are Fair Valued Using Monte Carlo Simulation	The following assumptions are used in calculating the fair values of the options:
	2024	2023

Expected weighted average volatility (%)	108%	130%
Probability of no default	92%	92%
Risk-free interest rate	4.38%	4.38%